TRADE RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2014
TRADE RECEIVABLES, NET
Schedule of net trade receivables

	December 31,
	2014	2013
Roaming	13,892	15,875
Subscribers	10,722	12,548
Interconnect	3,802	2,847
Dealers	1,931	2,127
Other	4,784	4,910
Allowance for doubtful accounts	(2,165)	(3,753)

Trade receivables, net	32,966	34,554

Schedule of changes in the allowance for doubtful accounts receivable

	2014	2013	2012
Balance, beginning of the year	3,753	3,461	3,122
Allowance for doubtful accounts charge	2,933	3,366	2,257
Accounts receivable written off	(4,521)	(3,074)	(1,918)

Balance, end of the year	2,165	3,753	3,461